RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliations of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements as of December 31, 2025 and 2024, to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$80,410	$73,910
Amounts allocated to withdrawing Members	(73)	(76)
Net assets available for benefits per Form 5500	$80,337	$73,834
The following is a reconciliation of benefits paid per the financial statements for the year ended December 31, 2025, to total benefit payments per Form 5500:

Benefits paid per the financial statements	$8,310
Amounts allocated to withdrawing Members — December 31, 2025	73
Amounts allocated to withdrawing Members — December 31, 2024	(76)
Amounts deemed distributions of Member loans as reflected in the Form 5500	(2)
Total benefit payments per Form 5500	$8,305